Financial assets and financial liabilities - Summary of reconciliation of liabilities arising from financing activities (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning periods			$ 304,767
Proceeds from the bridge loan		560,000	234,728
Proceeds from the term loan		560,000	234,728
Payment of term loan transaction costs		(18,280)	(1,274)
Payment of redemption of Series A shares		(204,590)
Interest expense	23	15,746	34,163	18
Payments of borrowings' interests		(5,018)	(32,438)
Payments of borrowings' principal		(260,000)	(90,233)
Costs of early settlements of borrowings and amortized cost		14,474	2,076
Foreing currency exchange difference			(372)
At the end of the period/year		304,767	451,413
Bridge loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from the bridge loan		260,000
Proceeds from the term loan		260,000
Payment of term loan transaction costs		(11,904)
Payments of borrowings' principal		(260,000)
Term loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from the bridge loan		300,000	234,728
Proceeds from the term loan		300,000	234,728
Payment of term loan transaction costs		(8,333)	(1,274)
Borrowings principal [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Payments of borrowings' interests		(5,018)	(32,438)
Payments of borrowings' principal			$ (90,233)
Series A shares [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance of financial liability		647,083
Payment of redemption of Series A shares		(204,590)
Capitalization of liability related to Series A shares		$ (442,491)